Related Party Transactions - General Motors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Related Party Transaction [Line Items]
Accounts payable	$ 2,407		$ 0
General Motors
Related Party Transaction [Line Items]
Accounts payable	2,400	$ 400
Data sharing agreement | General Motors
Related Party Transaction [Line Items]
Reduction to revenue	2,400	500
Advanced Subscription Agreement | General Motors
Related Party Transaction [Line Items]
Advances from General Motors		$ 3,500
Facility Agreement | General Motors
Related Party Transaction [Line Items]
Amount invested from related party	$ 10,000
Interest rate	12.00%
Initial term of agreement	3 months
Accrued interest	$ 1,000
Loan Modification | General Motors
Related Party Transaction [Line Items]
Legal fees related to the modification	$ 300
Wejo Limited | General Motors
Related Party Transaction [Line Items]
Interest held (as a percent)	5.00%